Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.2%
AUTOMOBILES & COMPONENTS - 1 .2%
61,962 *,n Tesla, Inc $ 55,236,025
67,789 * Visteon Corp 8,648,520
TOTAL AUTOMOBILES & COMPONENTS 63,884,545
BANKS - 4 .4%
1,767,985 Bank of America Corp 59,775,573
162,824 Comerica, Inc 12,662,823
882,085 Fifth Third Bancorp 30,096,740
121,974 First Republic Bank 19,846,390
377,390 JPMorgan Chase & Co 43,535,710
206,547 M&T Bank Corp 36,651,765
975,562 Wells Fargo & Co 42,797,905
TOTAL BANKS 245,366,906
CAPITAL GOODS - 6 .9%
102,057 Acuity Brands, Inc 18,615,197
240,474 *,n Boeing Co 38,309,913
110,251 Carlisle Cos, Inc 32,645,321
94,136 Deere & Co 32,305,592
215,351 Dover Corp 28,788,122
249,121 Eaton Corp 36,967,065
136,308 Honeywell International, Inc 26,233,838
577,480 Ingersoll Rand, Inc 28,758,504
256,405 Otis Worldwide Corp 20,043,179
184,480 Quanta Services, Inc 25,592,910
513,667 Raytheon Technologies Corp 47,878,901
237,680 n Spirit Aerosystems Holdings, Inc (Class A) 7,800,658
435,834 Textron, Inc 28,608,144
17,703 * TransDigm Group, Inc 11,017,285
TOTAL CAPITAL GOODS 383,564,629
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
71,920 Thomson Reuters Corp 8,075,177
265,912 Waste Management, Inc 43,758,479
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 51,833,656
CONSUMER DURABLES & APPAREL - 1 .1%
27,039 * Deckers Outdoor Corp 8,468,885
1,072,649 * Mattel, Inc 24,885,457
244,623 n Nike, Inc (Class B) 28,112,075
TOTAL CONSUMER DURABLES & APPAREL 61,466,417
CONSUMER SERVICES - 1 .6%
134,857 *,n Airbnb, Inc 14,966,430
6,483 *,n Booking Holdings, Inc 12,549,078
56,067 Churchill Downs, Inc 11,762,857
219,497 Darden Restaurants, Inc 27,325,182
136,215 Marriott International, Inc (Class A) 21,633,666
TOTAL CONSUMER SERVICES 88,237,213
DIVERSIFIED FINANCIALS - 3 .0%
195,465 American Express Co 30,105,519
86,109 CME Group, Inc 17,177,024
575,764 Equitable Holdings, Inc 16,368,971
1,001,000 * Grab Holdings Ltd. 2,952,950
621,971 Morgan Stanley 52,432,155
117,427 S&P Global, Inc 44,261,759
TOTAL DIVERSIFIED FINANCIALS 163,298,378

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY - 4 .9%
256,813 n Cheniere Energy, Inc $ 38,414,089
590,666 ConocoPhillips 57,548,588
179,388 EOG Resources, Inc 19,951,533
702,623 EQT Corp 30,936,491
686,789 Exxon Mobil Corp 66,570,458
186,858 Helmerich & Payne, Inc 8,651,525
216,890 Hess Corp 24,393,618
282,623 *,n Peabody Energy Corp 5,932,257
248,682 Schlumberger Ltd 9,208,694
94,249 Valero Energy Corp 10,439,962
TOTAL ENERGY 272,047,215
FOOD & STAPLES RETAILING - 1 .4%
847,424 Albertsons Cos, Inc 22,753,334
405,190 Walmart, Inc 53,505,340
TOTAL FOOD & STAPLES RETAILING 76,258,674
FOOD, BEVERAGE & TOBACCO - 4 .8%
7,822 *,n Boston Beer Co, Inc (Class A) 2,975,723
223,031 * Bunge Ltd 20,592,452
487,990 Coca-Cola Co 31,314,318
116,472 Hershey Co 26,550,957
301,957 Lamb Weston Holdings, Inc 24,053,895
644,890 Mondelez International, Inc 41,298,756
395,911 *,n Monster Beverage Corp 39,440,654
373,068 PepsiCo, Inc 65,271,977
56,603 Pernod-Ricard S.A. 11,119,339
TOTAL FOOD, BEVERAGE & TOBACCO 262,618,071
HEALTH CARE EQUIPMENT & SERVICES - 6 .6%
334,450 Abbott Laboratories 36,401,538
68,135 * Acadia Healthcare Co, Inc 5,649,073
197,457 * Boston Scientific Corp 8,105,610
446,825 * Centene Corp 41,541,320
438,741 *,n Dexcom, Inc 36,011,861
257,774 *,n Edwards Lifesciences Corp 25,916,598
83,650 Elevance Health, Inc 39,909,415
336,643 * Envista Holdings Corp 13,684,538
88,121 n HCA Healthcare, Inc 18,718,663
110,771 STERIS plc 24,995,476
213,861 UnitedHealth Group, Inc 115,985,375
TOTAL HEALTH CARE EQUIPMENT & SERVICES 366,919,467
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
286,944 Colgate-Palmolive Co 22,593,971
103,817 n Estee Lauder Cos (Class A) 28,352,423
269,850 Procter & Gamble Co 37,484,863
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 88,431,257
INSURANCE - 3 .5%
188,218 Allstate Corp 22,015,859
736,300 American International Group, Inc 38,118,251
191,399 Chubb Ltd 36,105,507
612,446 Hartford Financial Services Group, Inc 39,484,394
85,960 Marsh & McLennan Cos, Inc 14,094,002
683,202 Metlife, Inc 43,212,526
TOTAL INSURANCE 193,030,539
MATERIALS - 3 .4%
62,058 Air Products & Chemicals, Inc 15,404,657
77,320 Avery Dennison Corp 14,726,367

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
798,441 n Corteva, Inc $ 45,950,280
240,824 Dow, Inc 12,814,245
302,167 DuPont de Nemours, Inc 18,501,685
161,034 Linde plc 48,632,268
160,393 Nutrien Ltd 13,739,264
303,055 Sealed Air Corp 18,522,722
TOTAL MATERIALS 188,291,488
MEDIA & ENTERTAINMENT - 6 .6%
1,827,520 * Alphabet, Inc (Class C) 213,161,933
307,717 * Meta Platforms, Inc 48,957,775
33,650 *,n Netflix, Inc 7,567,885
24,700 Nintendo Co Ltd 11,045,174
413,391 n Paramount Global (Class B) 9,776,697
4,050 *,n Snap, Inc 40,014
190,843 *,n Take-Two Interactive Software, Inc 25,330,591
473,818 *,n Walt Disney Co 50,272,090
TOTAL MEDIA & ENTERTAINMENT 366,152,159
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .8%
488,450 AbbVie, Inc 70,097,460
314,281 *,e,n Axsome Therapeutics, Inc 12,128,104
571,192 Bristol-Myers Squibb Co 42,142,546
191,388 Danaher Corp 55,783,860
193,800 Eli Lilly & Co 63,893,922
253,204 * Horizon Therapeutics Plc 21,008,336
77,444 * IQVIA Holdings, Inc 18,607,470
441,099 Johnson & Johnson 76,980,597
293,093 Merck & Co, Inc 26,184,929
225,209 Sanofi-Aventis 22,379,811
86,233 *,n Seagen, Inc 15,520,215
43,083 * Vertex Pharmaceuticals, Inc 12,080,904
68,151 West Pharmaceutical Services, Inc 23,413,958
146,708 Zoetis, Inc 26,781,545
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 487,003,657
REAL ESTATE - 2 .2%
116,486 American Tower Corp 31,547,903
71,768 AvalonBay Communities, Inc 15,354,046
202,902 Prologis, Inc 26,896,689
184,277 Rexford Industrial Realty, Inc 12,053,559
157,577 Simon Property Group, Inc 17,119,165
191,481 Welltower, Inc 16,532,470
TOTAL REAL ESTATE 119,503,832
RETAILING - 5 .5%
102,471 Advance Auto Parts, Inc 19,840,435
1,400,893 *,n Amazon.com, Inc 189,050,511
290,605 * Children's Place, Inc 12,594,821
130,132 n Home Depot, Inc 39,161,924
50,056 Target Corp 8,178,149
571,707 TJX Companies, Inc 34,965,600
TOTAL RETAILING 303,791,440
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .0%
516,095 *,n Advanced Micro Devices, Inc 48,755,495
67,439 ASML Holding NV 38,739,659
108,185 Broadcom, Inc 57,930,904
431,498 Marvell Technology, Inc 24,025,808
58,882 n Monolithic Power Systems, Inc 27,363,643
280,819 n NVIDIA Corp 51,005,155

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
120,782 QUALCOMM, Inc $ 17,520,637
137,950 *,n Wolfspeed, Inc 11,491,235
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 276,832,536
SOFTWARE & SERVICES - 12 .6%
102,031 Accenture plc 31,248,014
264,260 Mastercard, Inc (Class A) 93,492,546
1,229,423 n Microsoft Corp 345,148,213
657,648 Oracle Corp 51,191,320
32,481 *,n Palo Alto Networks, Inc 16,211,267
300,407 *,n Salesforce, Inc 55,280,896
71,470 *,n ServiceNow, Inc 31,922,790
95,270 *,n Synopsys, Inc 35,011,725
165,969 Visa, Inc (Class A) 35,203,685
TOTAL SOFTWARE & SERVICES 694,710,456
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .6%
2,407,024 Apple, Inc 391,165,470
269,146 * Calix, Inc 15,352,088
472,595 * Ciena Corp 24,385,902
434,634 Cisco Systems, Inc 19,719,345
793,847 Juniper Networks, Inc 22,251,532
697,204 *,n Stratasys Ltd 14,355,430
258,666 TE Connectivity Ltd 34,591,404
27,656 * Teledyne Technologies, Inc 10,824,558
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 532,645,729
TELECOMMUNICATION SERVICES - 0 .6%
1,599,068 AT&T, Inc 30,030,497
TOTAL TELECOMMUNICATION SERVICES 30,030,497
TRANSPORTATION - 1 .5%
109,518 DSV AS 18,453,882
65,768 FedEx Corp 15,329,863
388,691 Knight-Swift Transportation Holdings, Inc 21,358,570
115,556 Union Pacific Corp 26,265,879
TOTAL TRANSPORTATION 81,408,194
UTILITIES - 2 .5%
148,044 Ameren Corp 13,785,857
400,337 American Electric Power Co, Inc 39,457,215
172,709 Evergy, Inc 11,789,116
454,639 NextEra Energy, Inc 38,412,449
312,469 Public Service Enterprise Group, Inc 20,519,839
326,553 RWE AG. 13,433,720
TOTAL UTILITIES 137,398,196
TOTAL COMMON STOCKS 5,534,725,151
(Cost $3,470,348,561)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 27,760,000 Federal Home Loan Bank (FHLB) 0 .000% 08/01/22 27,760,000
TOTAL GOVERNMENT AGENCY DEBT 27,760,000

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
continued
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
4,451,299 c State Street Navigator Securities Lending Government
Money Market Portfolio
2 .300% $ 4,451,299
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 4,451,299
TOTAL SHORT-TERM INVESTMENTS 32,211,299
(Cost $32,211,299)
TOTAL INVESTMENTS - 100.8% 5,566,936,450
(Cost $3,502,559,860)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (41,833,035)
NET ASSETS - 100.0% $ 5,525,103,415
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,814,844.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
Written options outstanding as of July 31, 2022 were as follows:
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Call 400 $ (163,185) $ 95 .00 10/21/22 $ (360,400)
Advanced Micro Devices, Inc, Put 400 (183,184) 65 .00 10/21/22 (39,200)
Airbnb, Inc, Call 380 (83,207) 130 .00 09/16/22 (107,540)
Amazon.com, Inc, Call 330 (99,318) 130 .00 09/16/22 (326,700)
Ambarella, Inc, Put 290 (962,207) 115 .00 01/20/23 (955,550)
Aptiv plc, Put 165 (104,321) 95 .00 11/18/22 (99,000)
Aptiv plc, Put 165 (192,742) 97 .50 11/18/22 (112,200)
Arcturus Therapeutics Holdings, Inc, Put 500 (623,982) 30 .00 01/20/23 (760,000)
Axsome Therapeutics, Inc, Call 900 (313,167) 55 .00 08/19/22 (123,300)
Axsome Therapeutics, Inc, Call 840 (569,482) 50 .00 12/16/22 (625,800)
Axsome Therapeutics, Inc, Put 220 (263,552) 30 .00 09/16/22 (96,800)
Axsome Therapeutics, Inc, Put 1,260 (808,025) 30 .00 12/16/22 (793,800)
Boeing Co, Put 270 (424,692) 160 .00 09/16/22 (258,660)
Booking Holdings, Inc, Call 22 (26,597) 2,100 .00 08/19/22 (55,286)
Boston Beer Co, Inc, Call 130 (337,728) 370 .00 12/16/22 (658,450)
Boston Beer Co, Inc, Put 52 (895,314) 500 .00 12/16/22 (642,460)
CF Industries Holdings, Inc, Put 39 (15,178) 77 .50 08/19/22 (2,145)
CF Industries Holdings, Inc, Put 430 (279,051) 72 .50 11/18/22 (96,750)
Cheniere Energy, Inc, Put 250 (89,856) 110 .00 08/19/22 (3,750)
Cheniere Energy, Inc, Put 90 (44,774) 115 .00 08/19/22 (1,350)
Cloudflare, Inc, Put 225 (257,230) 95 .00 11/18/22 (1,015,875)
Corteva, Inc, Call 650 (109,178) 60 .00 12/16/22 (224,250)
Corteva, Inc, Put 650 (248,925) 50 .00 12/16/22 (112,125)
Crowdstrike Holdings, Inc, Put 200 (456,984) 165 .00 12/16/22 (344,800)
Dexcom, Inc, Call 260 (167,275) 95 .00 01/20/23 (167,275)
Dexcom, Inc, Put 220 (235,404) 97 .50 09/16/22 (368,060)
Dexcom, Inc, Put 260 (311,962) 87 .50 01/20/23 (311,962)
Dexcom, Inc, Put 260 (354,245) 90 .00 01/20/23 (354,245)
DocuSign, Inc, Put 760 (842,039) 62 .50 12/16/22 (824,600)
DraftKings, Inc, Put 500 (521,483) 30 .00 01/20/23 (841,500)
Duck Creek Technologies, Inc, Put 1,000 (341,699) 22 .50 10/21/22 (905,000)
Edwards Lifesciences Corp, Put 420 (252,516) 90 .00 08/19/22 (14,700)
Emergent BioSolutions, Inc, Put 173 (205,724) 40 .00 03/17/23 (187,705)
Enphase Energy, Inc, Put 350 (71,038) 160 .00 09/16/22 (40,250)
Estee Lauder Cos, Inc, Call 160 (230,808) 260 .00 10/21/22 (410,400)
Estee Lauder Cos, Inc, Put 160 (244,790) 230 .00 01/20/23 (153,600)
Expedia Group, Inc, Put 400 (259,038) 80 .00 10/21/22 (100,200)
Expedia Group, Inc, Put 340 (515,422) 100 .00 12/16/22 (374,850)
Farfetch Ltd, Put 764 (662,011) 25 .00 01/20/23 (1,311,024)
Generac Holdings, Inc, Put 60 (167,877) 260 .00 12/16/22 (183,000)
Generac Holdings, Inc, Put 60 (188,877) 270 .00 12/16/22 (217,200)

Portfolio of investments
(unaudited)
Growth & Income Fund July 31, 2022

TIAA-CREF Funds
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
General Motors Co, Put 800 $ (399,167) $ 35 .00 12/16/22 $ (230,400)
Global Payments, Inc, Put 288 (215,123) 100 .00 11/18/22 (83,520)
HCA Healthcare, Inc, Call 190 (18,994) 240 .00 09/16/22 (18,994)
HCA Healthcare, Inc, Put 215 (223,410) 160 .00 12/16/22 (72,025)
Home Depot, Inc, Call 240 (290,022) 380 .00 01/20/23 (48,000)
Home Depot, Inc, Put 240 (658,271) 300 .00 01/20/23 (562,800)
IDEXX Laboratories, Inc, Put 73 (350,110) 420 .00 10/21/22 (284,700)
Intel Corp, Put 1,000 (707,955) 40 .00 06/16/23 (707,955)
Intuitive Surgical, Inc, Put 190 (430,905) 210 .00 01/20/23 (268,090)
Lululemon Athletica, Inc, Put 200 (355,584) 250 .00 12/16/22 (225,000)
Lululemon Athletica, Inc, Put 65 (160,154) 260 .00 12/16/22 (94,900)
Lululemon Athletica, Inc, Put 65 (179,524) 270 .00 12/16/22 (113,880)
Microsoft Corp, Call 144 (34,987) 290 .00 09/16/22 (84,816)
Moderna, Inc, Put 300 (2,205,880) 220 .00 01/20/23 (1,946,249)
Monolithic Power Systems, Inc, Call 100 (169,796) 540 .00 12/16/22 (298,500)
Monolithic Power Systems, Inc, Put 100 (363,995) 350 .00 12/16/22 (142,000)
Monster Beverage Corp, Put 560 (41,423) 75 .00 08/19/22 (11,200)
Netflix, Inc, Call 170 (78,533) 255 .00 09/16/22 (73,100)
Netflix, Inc, Put 4 (31,090) 400 .00 01/20/23 (69,600)
Nike, Inc, Put 500 (36,485) 85 .00 09/16/22 (13,500)
NVIDIA Corp, Call 200 (91,992) 200 .00 09/16/22 (140,000)
Palo Alto Networks, Inc, Call 67 (115,078) 590 .00 09/16/22 (35,510)
Palo Alto Networks, Inc, Call 67 (144,790) 620 .00 12/16/22 (98,825)
Palo Alto Networks, Inc, Put 67 (164,886) 410 .00 09/16/22 (46,900)
Paramount Global, Put 438 (293,449) 35 .00 09/16/22 (499,320)
Paramount Global, Put 454 (329,465) 30 .00 01/20/23 (335,960)
PayPal Holdings, Inc, Put 210 (132,291) 75 .00 11/18/22 (111,300)
Peabody Energy Corp, Call 1,000 (36,970) 29 .00 08/19/22 (15,000)
Petco Health & Wellness Co, Inc, Put 1,600 (327,354) 14 .00 12/16/22 (284,000)
Roku, Inc, Put 840 (54,574) 50 .00 08/19/22 (54,574)
Royal Caribbean Cruises Ltd, Put 124 (63,319) 55 .00 09/16/22 (207,080)
Royal Caribbean Cruises Ltd, Put 300 (501,580) 50 .00 01/20/23 (425,100)
Salesforce, Inc, Call 190 (93,094) 220 .00 09/16/22 (21,660)
Salesforce, Inc, Put 190 (157,121) 145 .00 12/16/22 (93,860)
Seagen, Inc, Put 160 (327,675) 135 .00 09/16/22 (23,600)
ServiceNow, Inc, Call 84 (106,927) 560 .00 09/16/22 (15,750)
Shake Shack, Inc, Put 480 (683,442) 57 .50 01/20/23 (528,000)
Snap, Inc, Put 72 (104,586) 37 .00 01/20/23 (195,840)
Snowflake, Inc, Put 210 (930,781) 215 .00 01/20/23 (1,526,700)
Sociedad Quimica y Minera de Chile S.A., Call 385 (147,825) 85 .00 07/19/22 (11,550)
Sociedad Quimica y Minera de Chile S.A., Put 1,200 (1,073,640) 80 .00 12/16/22 (582,000)
Spirit AeroSystems Holdings, Inc, Call 880 (127,571) 40 .00 10/21/22 (79,200)
Spirit AeroSystems Holdings, Inc, Put 880 (124,051) 24 .00 10/21/22 (52,800)
Spirit AeroSystems Holdings, Inc, Put 880 (320,287) 31 .00 01/20/23 (321,200)
Stratasys Ltd, Call 1,300 (74,913) 22 .50 08/19/22 (68,250)
Synopsys, Inc, Call 110 (33,340) 390 .00 09/16/22 (88,000)
Take-Two Interactive Software, Inc, Call 290 (147,311) 170 .00 09/16/22 (11,600)
Take-Two Interactive Software, Inc, Put 290 (185,011) 120 .00 09/16/22 (92,800)
Teradyne, Inc, Put 520 (296,113) 80 .00 10/21/22 (79,300)
Tesla, Inc, Call 84 (147,499) 985 .00 09/16/22 (274,428)
Tesla, Inc, Call 111 (649,681) 900 .00 10/21/22 (1,043,400)
Tesla, Inc, Call 65 (364,531) 980 .00 10/21/22 (364,531)
Tesla, Inc, Put 84 (78,025) 625 .00 08/19/22 (11,928)
Tesla, Inc, Put 65 (540,693) 680 .00 09/16/22 (77,155)
Tesla, Inc, Put 111 (1,262,147) 710 .00 12/16/22 (548,673)
Twitter, Inc, Put 1,400 (305,502) 30 .00 11/18/22 (329,000)
Ulta Beauty, Inc, Put 140 (315,641) 330 .00 09/16/22 (85,820)
Walt Disney Co, Put 380 (43,657) 85 .00 09/16/22 (19,000)
Wolfspeed, Inc, Call 440 (45,306) 95 .00 08/19/22 (72,600)
World Wrestling Entertainment, Inc, Put 760 (37,217) 55 .00 09/16/22 (30,400)
WW International, Inc, Put 1,000 (192,970) 10 .00 01/20/23 (360,000)
Zscaler, Inc, Put 210 (1,231,599) 200 .00 01/20/23 (1,140,300)
Total 38,787  $ (32,479,399)  $ (30,333,905)